UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors, L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, IL  60611

13F File Number:  028-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

 /s/ Andrew Bluhm     Chicago, Illinois/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $129,326 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     1353    50000 SH  CALL SOLE                                      50000
APPLE INC                      COM              037833100    19059    50000 SH       SOLE                    50000
BAXTER INTL INC                COM              071813109     4211    75000 SH       SOLE                    75000
BAXTER INTL INC                COM              071813109     1770   200000 SH  CALL SOLE                                     200000
BROOKDALE SR LIVING INC        COM              112463104     4208   335600 SH       SOLE                   335600
CAPITALSOURCE INC              COM              14055X102    15977  2602136 SH       SOLE                  2602136
CITIGROUP INC                  COM NEW          172967424       20  2000000 SH  CALL SOLE                                    2000000
CVS CAREMARK CORPORATION       COM              126650100    10746   320000 SH       SOLE                   320000
DARLING INTL INC               COM              237266101     2518   200000 SH       SOLE                   200000
FAMILY DLR STORES INC          COM              307000109     2543    50000 SH       SOLE                    50000
GOOGLE INC                     CL A             38259P508      375    50000 SH  CALL SOLE                                      50000
GOOGLE INC                     CL A             38259P508     5144    10000 SH       SOLE                    10000
HARRIS CORP DEL                COM              413875105     7931   232100 SH       SOLE                   232100
ISHARES TR                     RUSSELL 2000     464287655    13667  4200000 SH  PUT  SOLE                                    4200000
ISHARES TR                     RUSSELL 2000     464287655      825  1000000 SH  CALL SOLE                                    1000000
MCKESSON CORP                  COM              58155Q103     6907    95000 SH       SOLE                    95000
MICROSOFT CORP                 COM              594918104     1867    75000 SH       SOLE                    75000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     1555   500000 SH  PUT  SOLE                                     500000
PROSHARES TR II                VIX MDTRM FUTR   74347W684       15   300000 SH  PUT  SOLE                                     300000
ROCKWOOD HLDGS INC             COM              774415103     1179    35000 SH       SOLE                    35000
SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/0  80517QAA8     3313  4750000 SH       SOLE                  4750000
SPDR GOLD TRUST                GOLD SHS         78463V107      252    30000 SH  CALL SOLE                                      30000
SPDR SERIES TRUST              KBW REGN BK ETF  78464A698      286   200000 SH  PUT  SOLE                                     200000
UNION PAC CORP                 COM              907818108    13884   170000 SH       SOLE                   170000
UNION PAC CORP                 COM              907818108      255    50000 SH  CALL SOLE                                      50000
WELLPOINT INC                  COM              94973V107     9466   145000 SH       SOLE                   145000